Cover	3 Months Ended
Mar. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	IMMIX BIOPHARMA, INC.
Entity Central Index Key	0001873835
Entity Primary SIC Number	2834
Entity Tax Identification Number	45-4869378
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11400 West Olympic Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	(310)
Local Phone Number	651-8041
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Chief Executive Officer
Entity Address, Address Line Two	11400 West Olympic Blvd.
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	(310)
Local Phone Number	651-8041